Annual Fund Operating Expenses - Davis Series	Dec. 31, 2025
Davis Financial Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Davis Financial Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.94%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	0.00%	[1]
Davis Financial Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	1.74%
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	0.00%	[1]
Davis Financial Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	0.00%	[1]
Davis Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Davis Opportunity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.22%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.94%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	0.00%	[2]
Davis Opportunity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	1.76%
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	(0.03%)	[2]
Davis Opportunity Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.69%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	0.00%	[2]
Davis Real Estate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Davis Real Estate Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.19%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	1.00%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.02%)	[3]
Davis Real Estate Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.84%
Acquired Fund Fees and Expenses	1.75%
Expenses (as a percentage of Assets)	2.39%
Fee Waiver or Reimbursement	(0.64%)	[3]
Davis Real Estate Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.74%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	0.00%	[3]
Davis Balanced Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Davis Balanced Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.20%
Acquired Fund Fees and Expenses	0.98%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	0.00%	[4]
Davis Balanced Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	1.75%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.20%)	[4]
Davis Balanced Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.67%
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	0.00%	[4]
Davis Government Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Davis Government Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.21%
Other Expenses (as a percentage of Assets):	1.00%
Acquired Fund Fees and Expenses	1.00%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.51%)	[5]
Davis Government Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.91%
Acquired Fund Fees and Expenses	1.75%
Expenses (as a percentage of Assets)	3.21%
Fee Waiver or Reimbursement	(1.46%)	[5]
Davis Government Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.14%
Acquired Fund Fees and Expenses	0.75%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.69%)	[5]
Davis Government Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2027
Davis Government Money Market Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[6]
Davis Government Money Market Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.60%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	0.00%	[6]

[1]	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
[2]	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
[3]	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
[4]	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
[5]	Only applies if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
[6]	Davis Selected Advisers, L.P. has contractually agreed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2027. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to waive fees and/or reimburse expenses. The Adviser may recapture from the assets of the Fund any of the operating expenses it has reimbursed (but not any of the management fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs, subject to certain limitations. This recapture could negatively affect the Fund’s future yield. The agreement cannot be terminated prior to that date, without the consent of the Board of Directors.